Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings
Schedule of borrowings

	At December 31,
	2020	2019
Non-current
Bank and financial borrowings (**)	509,086	472,226
Notes (*)	619,321	560,995
	1,128,407	1,033,221
Current
Bank and financial borrowings (**)	155,251	103,056
Notes (*)	61,159	72,067
	216,410	175,123
Total Borrowings	1,344,817	1,208,344

Schedule of changes in borrowings

	2020	2019
Balances at the beginning of the year	1,208,344	1,126,658
Adjustment on adoption of IFRS 16	—	(1,715)
Adjusted balances at the beginning of the year	1,208,344	1,124,943
Loans obtained	224,310	196,977
Loans paid	(71,466)	(90,457)
Interest paid	(41,149)	(78,832)
Accrued interest for the year	81,931	89,361
Debt renegotiation expenses capitalization	(10,975)	—
Translation differences and inflation adjustment	(46,178)	(33,648)
Balances at the end of the year	1,344,817	1,208,344

Schedule of maturity of borrowings

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2020 (1)	286,353	307,722	641,191	514,575	1,749,841
At December 31, 2019 (1)	247,209	237,298	547,257	617,208	1,648,972

(1) The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.

Schedule of undiscounted cash flows of principal and estimated interest

	At December 31,
	2020	2019
Fair value of borrowings (2)	1,375,443	1,219,540
	1,375,443	1,219,540

(2) Valuation at quotation prices (not adjusted) in active markets for identical assets or liabilities Fair Value level 2 under IFRS 13 hierarchy. There are no financial instruments measured at fair value.

Schedule of significant bank and financial borrowings

(**) As of December 31, 2020  significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
Inframerica Concessionaria	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	7.0
do Aeroporto Sao Goncalo	BNDES	R$	June 2032	Variable	T.R. plus spread plus IPCA	1.8
do Amarante S.A.	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	4.9	A
	BNDES	R$	September 2022	Fixed	2.50%	0.7
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	2.4
Inframerica Concessionaria	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	221.4	A
do Aeroporto de Brasilia	Bradesco	R$	July 2022	Variable	TJLP(1) plus spread	0.1	D
S.A	Votorantim	R$	July 2021	Variable	CDI plus spread	3.5	C
Terminal Aeroportuaria de	Banco Guayaquil SA	USD	February 2026	Variable	T.R.E.(3) plus spread	8.9	D
Guayaquil S.A.	Banco Guayaquil SA	USD	December 2025	Variable	T.R.E.(3) plus spread	3.5	D
	Banco Bolivariano CA	USD	December 2025	Variable	T.R.E.(3) plus spread	8.5	D
	Banco Bolivariano CA	USD	November 2024	Variable	T.R.E.(3) plus spread	7.3	D
Terminal de Cargas de	Santander Uruguay	USD	April 2023	Fixed	4.25%	1.2	D
Uruguay S.A.	Scotiabank Uruguay	USD	October 2024	Fixed	4.30%	1.9	D
	MPS Servicio Capital	Euro	June 2022	Variable	Euribor 6 month plus spread	3.5	B
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	24.8	D
	BPM	Euro	January 2021	Fixed	0.30%	1.8	D
	Unicredit	Euro	March 2021	Fixed	0.30%	10.4	D
	Unicredit	Euro	February 2021	Fixed	0.30%	1.2	D
Toscana Aeroporti S.p.A.	BNL	Euro	April 2021	Fixed	0.50%	6.2	D
	CREDEM	Euro	February 2021	Fixed	0.09%	4.9	D
	ISP-SACE	Euro	September 2026	Variable	Euribor 3 month plus spread	103.5	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.3	D
	BPM	Euro	June 2024	Variable	Euribor 3 month plus spread	0.4	D
	MPS Servicio capital	Euro	February 2021	Fixed	0.20%	12.3	D
	Banca Intesa San Paolo	Euro	February 2021	Fixed	0.15%	7.4	D
	Banca Intesa San Paolo	Euro	March 2021	Fixed	0.20%	6.2	D
Armenia International	Ameriabank C.J.S.C.	USD	June 2024	Variable	Libor 6 month plus spread	29.8	B
Airports C.J.S.C.		Euro	June 2024	Variable	Euribor 6 month plus spread	34.2
	HSBC Bank Armenia C.J.S.C.	Dram	June 2022	Fixed	11% (4)	0.8	D
Aeropuerto de Neuquén S.A.	Banco Macro	USD	August 2021	Variable	Libor plus spread	2.6	A
Aeropuertos Argentina 2000 S.A.	Banco de la Provincia de Buenos Aires	USD	July 2023	Fixed	7%	2.6	D
	Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U. and Banco Santander Río S.A. (5)	USD	August 2022	Fixed	9.75%	65.7	A
	Onshore renegotiation	ARS	June 2022	Variable	BADCOR plus spread	8.4	A
	Onshore renegotiation	ARS	November 2022	Variable	BADCOR plus spread	9.4	A
	Citibank N.A. (5)	USD	November 2022	Variable	Libor plus spread	29.3	A
	Offshore renegotiation	ARS	June 2022	Variable	BADCOR plus spread	5.0	A
	Banco Macro	USD	July 2021	Fixed	10%	10.2	B
Consorcio Aeropuertos	Santander Uruguay	USD	April 2024	Fixed	5.1%	5.1	B
Internacionales S.A.	Banco Itaú	USD	April 2025	Variable	Libor plus spread	5.1
Others						0.1
Total						664.3

(**) As of December 31, 2019  significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
Inframerica Concessionaria	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	8.6
do Aeroporto Sao Goncalo	BNDES	R$	June 2032	Variable	T.R.plus spread plus IPCA	2.1
do Amarante S.A.	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	5.6	A
	BNDES	R$	September 2022	Fixed	2.50%	1.5
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	2.6
Inframerica	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	270.5	A
Concessionaria do	Bradesco	R$	July 2022	Variable	TJLP(1) plus spread	0.1	D
Aeroporto de Brasilia S.A	Votorantim	USD	June 2020	Variable	CDI plus spread	9.0	C
Terminal Aeroportuaria	Banco Guayaquil SA	USD	December 2024	Variable	T.R.E.(3) plus spread	10.1	D
de Guayaquil S.A.	Banco Bolivariano CA	USD	November 2024	Variable	T.R.E.(3) plus spread	9.1	D
Terminal de Cargas de	Santander Uruguay	USD	June 2020	Fixed	4.25%	0.2	D
Uruguay S.A.	Santander Uruguay	USD	April 2023	Fixed	4.40%	1.7	D
	Scotiabank Uruguay	USD	October 2024	Fixed	4.30%	2.0	D
	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	5.2	B
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	26.0	D
	BPM	Euro	October 2020	Fixed	0.13%	1.7	D
Toscana Aeroporti S.p.a.	Unicredit	Euro	September 2020	Fixed	0.15%	8.4	D
	Unicredit	Euro	October 2020	Fixed	0.15%	1.1	D
	BNL	Euro	November 2020	Fixed	0.15%	2.8	D
	BNL	Euro	December 2020	Fixed	0.15%	2.8	D
	CREDEM	Euro	October 2020	Fixed	0.60%	5.8	D
	BPM	Euro	June 2022	Variable	Euribor 3 month plus spread	0.3	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.4	D
Armenia International	Credit Suisse AG	USD	December 2022	Variable	Libor 6 month plus spread	36.1	B
Airports C.J.S.C.		Euro	December 2022	Variable	Euribor 6 month plus spread	37.6
Aeropuerto de Neuquén S.A.	Banco Macro	USD	August 2021	Variable	Libor plus spread	2.8	A

Aeropuertos Argentina 2000 S.A.	Banco de la Provincia de Buenos Aires	USD	June 2023	Fixed	7%	2.6	D
	Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U. and Banco Santander Río S.A. (5)	USD	August 2022	Fixed	9.75%	84.1	A
	Citibank N.A. (5)	USD	August 2022	Variable	Libor plus spread	34.5	A
Total						575.3

(1) TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate)

IPCA: corresponds to the Brazilian Consumer Price index)

(2) A - Secured/guaranteed

B – Secured/unguaranteed

C – Unsecured/guaranteed

D - Unsecured/unguaranteed

ARS - Argentine Pesos

R$ - Brazilian Reales

(3)  T.R.E - Tasa Referencial Ecuador (Ecuadorian reference interest rate)

(4)  Effective interest rate is 5.5% as 50% of interest rate is subsidized by Armenian Government

(5)  Comprises loans with Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U., Banco Santander Río S.A. (“the onshore credit facility”) and Citibank N.A. (“the offshore credit facility”).